SCHEDULE OF UNBILLED REVENUE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Unbilled Revenue
Balance		$ 1,252,076
Additions			$ 1,108,131
Provision for contract settlement (Note 4)	$ (1,252,076)	(1,252,076)
Invoiced			(1,050,000)
Costs recognized
Balance			$ 1,252,076